Earnings per share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit attributable to ordinary shareholders of the parent company	$ 12,608	$ 9,683	$ 1,299
Weighted average number of ordinary shares outstanding (in shares)	19,896,000,000	19,972,000,000	19,753,000,000
Effect of dilutive potential ordinary shares (in shares)	87,000,000	100,000,000	92,000,000
Adjusted weighted average number of ordinary shares outstanding (in shares)	19,983,000,000	20,072,000,000	19,845,000,000
Basic earnings per share (in dollars per share)	$ 0.63	$ 0.48	$ 0.07
Diluted earnings per share (in dollars per share)	$ 0.63	$ 0.48	$ 0.07
Antidilutive securities (in shares)		0	10,000,000